Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 02-27-16	Exhibit 99.1 PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					3/17/2016
2	Payment Date					3/21/2016
3	Collection Period				1/31/2016	2/27/2016	28
4	Monthly Interest Period - Actual				2/22/2016	3/20/2016	28
5	Monthly Interest - Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	263,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	325,000,000.00	—	—	—	—	—
8	Class A-2-B Notes	381,000,000.00	—	—	—	—	—
9	Class A-3 Notes	426,000,000.00	255,893,529.54	—	40,097,332.42	215,796,197.12	0.5065638
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	—	104,000,000.00	1.0000000

11	Equals: Total Securities	$1,499,000,000.00	$359,893,529.54	$—	$40,097,332.42	$319,796,197.12

12	Overcollateralization	269,948,825.63	296,298,928.29			296,298,928.29

13	Total Securitization Value	$1,768,948,825.63	$656,192,457.83			$616,095,125.41

14	NPV Lease Payments Receivable	765,853,915.91	107,766,910.95			93,698,396.22
15	NPV Base Residual	1,003,094,909.72	548,425,546.88			522,396,729.19

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.20000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.52000%	N/A	—	—	—	—
18	Class A-2-B Notes	0.64200%	0.43200%	—	—	—	—
19	Class A-3 Notes	0.80000%	N/A	170,595.69	0.4004594	40,267,928.11	94.5256528
20	Class A-4 Notes	0.99000%	N/A	85,800.00	0.8250000	85,800.00	0.8250000

	Equals: Total Securities			256,395.69		40,353,728.11

C.	COLLECTIONS AND AVAILABLE FUNDS

21	Lease Payments Received						12,695,620.23
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						15,887,069.92
24	Sales Proceeds via Customer - Scheduled Terminations						12,045,791.99
25	Security Deposits for Terminated Accounts						17,624.00
26	Excess Wear and Tear Received						143,456.66
27	Excess Mileage Charges Received						152,347.29
28	Other Recoveries Received						159,352.93

29	Subtotal: Total Collections						41,101,263.02

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						22,965.06

33	Total Available Funds, prior to Servicer Advances						41,124,228.08

34	Servicer Advance						—

35	Total Available Funds						41,124,228.08

36	Reserve Account Draw						—

37	Available for Distribution						41,124,228.08

D.	DISTRIBUTIONS

38	Payment Date Advance Reimbursement (Item 82)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						546,827.05
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						256,395.69
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					40,316,005.34
51	Regular Principal Distribution Amount					40,097,332.42
52	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)						40,097,332.42
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						218,672.92

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 02-27-16	PAGE 2

E.	CALCULATIONS

55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		359,893,529.54
57	Less: Aggregate Securitization Value (End of Collection Period)		(616,095,125.41)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		359,893,529.54
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(319,796,197.12)

63	Regular Principal Distribution Amount		40,097,332.42

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		616,095,125.41
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(296,298,928.29)

67	Targeted Note Balance		319,796,197.12

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		41,124,228.08
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		546,827.05
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		256,395.69
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		40,316,005.34
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		—

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		40,316,005.34

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,844,744.13
87	Initial Reserve Account Balance		8,844,744.13

88	Beginning Reserve Account Balance		8,844,744.13
89	Plus: Net Investment Income for the Collection Period		2,713.93

90	Subtotal: Reserve Fund Available for Distribution		8,847,458.06
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,847,458.06
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		2,713.93

95	Equals: Ending Reserve Account Balance		8,844,744.13

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units	857	15,182,756.40
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(12,097,908.18)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(2,012,412.16)
101	Less: Excess Wear and Tear Received		(144,448.60)
102	Less: Excess Mileage Received		(152,347.29)

103	Current Period Net Residual Losses/(Gains)	857	775,640.17

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	13,134	3,649,489.94
106	Current Period Net Residual Losses (Item 101)	857	775,640.17

107	Ending Cumulative Net Residual Losses	13,991	4,425,130.11

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.25%

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 02-27-16	PAGE 3

G.	POOL STATISTICS

				Initial	Current
109	Collateral Pool Balance Data
110	Aggregate Securitization Value			1,768,948,826	616,095,125
111	Aggregate Base Residual Value			1,179,997,811	545,292,164
112	Number of Current Contracts			68,943	31,708
113	Weighted Average Lease Rate			2.78%	2.67%
114	Average Remaining Term			29.3	7.0
115	Average Original Term			39.2	40.1
116	Proportion of Base Prepayment Assumption Realized				125.09%
117	Actual Monthly Prepayment Speed				1.31%
118	Turn-in Ratio on Scheduled Terminations				94.63%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		33,468	715,229,472	656,192,458
120	Depreciation/Payments			(11,799,587)	(9,041,100)
121	Gross Credit Losses		(34)	(651,599)	(660,195)
122	Early Terminations - Regular		(869)	(16,815,732)	(15,213,281)
123	Early Terminations - Lease Pull Aheads		—	—	—
124	Scheduled Terminations - Purchased by Customer	853,445	(46)	(858,800)	(802,992)
125	Scheduled Terminations - Sold at Auction	4,110,750	(425)	(7,955,064)	(7,363,222)
126	Scheduled Terminations - Purchased by Dealer	7,089,797	(386)	(7,564,333)	(7,016,542)

127	Pool Balance - End of Period		31,708	669,584,357	616,095,125

			Units	Securitization Value	Percentage
128	Delinquencies Aging Profile - End of Period
129	Current		31,251	607,721,417	98.64%
130	31 - 90 Days Delinquent		354	6,431,424	1.04%
131	91+ Days Delinquent		103	1,942,284	0.32%

132	Total		31,708	616,095,125	100.00%

				Units	Amounts
133	Credit Losses:
134	Aggregate Securitization Value on charged-off units			34	660,195
135	Aggregate Liquidation Proceeds on charged-off units				(210,386)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(159,353)

139	Current Period Aggregate Net Credit Losses/(Gains)			34	290,456

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			596	6,531,781
142	Current Period Net Credit Losses (Item 136)			34	290,456

143	Ending Cumulative Net Credit Losses			630	6,822,238

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.39%

					Units
145	Aging of Scheduled Maturies Not Sold
146	0 - 60 Days since Contract Maturity				473
147	61 - 120 Days since Contract Maturity				312
148	121+ Days since Contract Maturity				531

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 02-27-16	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
4/20/2016	50,088,434
5/20/2016	48,666,549
6/20/2016	49,865,899
7/20/2016	49,802,334
8/20/2016	56,647,090
9/20/2016	52,266,475
10/20/2016	58,749,698
11/20/2016	58,841,001
12/20/2016	53,381,107
1/20/2017	19,080,750
2/20/2017	9,741,944
3/20/2017	7,574,848
4/20/2017	21,256,378
5/20/2017	22,391,707
6/20/2017	21,439,384
7/20/2017	13,989,267
8/20/2017	7,061,810
9/20/2017	5,091,520
10/20/2017	4,290,655
11/20/2017	3,856,822
12/20/2017	1,943,425
1/20/2018	68,026
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—
10/20/2020	—
11/20/2020	—
12/20/2020	—
1/20/2021	—

Total:	616,095,125.40

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month